Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 606,715	$ 44,135
Common Stock par value	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000
Common Stock shares issued	6,066,518	5,638,302
Common Stock shares outstanding	6,066,518	5,638,302